Long-Term Debt and Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Long-Term Debt and Notes Payable [Abstract]
LONG-TERM DEBT AND NOTES PAYABLE

NOTE 5 — LONG-TERM DEBT AND NOTES PAYABLE

The Company’s debt instruments are as follows:

	March 31, 2025	December 31, 2024
Senior Secured Term Loan	$22,563,093	$23,696,417
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	1,047,028	948,982
Convertible Notes Payable, including at $63,757 accounted for at fair value	1,562,257	891,363
Private loans	2,900,000	3,556,750
Total	43,072,378	44,093,512
Less: unamortized financing cost	(756,307)	(834,853)
Less: current portion including amortization	(8,654,397)	(9,080,910)
Long-term debt, net of current portion	$33,661,674	$34,177,749

Senior Secured Term Loan Agreement

In connection with the closing of the Company’s initial business combination (the “Closing”), the Company (for purposes of the Loan Agreement, the “Borrower”) and First International Bank & Trust (“FIBT” or “Lender”), HNRA Upstream, LLC, the Company’s subsidiary (“OpCo”), HNRA Partner, Inc., a subsidiary of OpCo (“SPAC Subsidiary”), the Company, and LH Operating, LLC (for purposes of the Loan Agreement, collectively, the “Guarantors” and together with the Borrower, the “Loan Parties”), and FIBT entered into a Senior Secured Term Loan Agreement on November 15, 2023 (the “Loan Agreement”), setting forth the terms of a senior secured term loan facility in an aggregate principal amount of $28,000,000 (the “Term Loan”).

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the date of closing of the Company’s initial business combination (the “Closing Date”). The proceeds of the Term Loan were used to (a) fund a portion of the purchase price, (b) partially fund a debt service reserve account funded with $2,600,000 at the Closing Date, (c) pay fees and expenses in connection with the purchase and the closing of the Term Loan and (e) other general corporate purposes. The Term Loan accrues interest at a per annum rate equal to the FIBT prime rate plus 6.5% and fully matures on the third anniversary of the Closing Date (“Maturity Date”). Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000. As of December 31, 2024, the Company had no such Excess Cash Flow and no additional repayment was required.

The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.

On the Closing Date, Borrower deposited $2,600,000 into a Debt Service Reserve Account (the “Debt Service Reserve Account”). The Debt Service Reserve Account may be used by Lender at any time and from time to time, in Lender’s sole discretion, to pay (or to supplement Borrower’s payments of) the obligations due under the Term Loan Agreement.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

The Term Loan Agreement contains affirmative and restrictive covenants and representations and warranties. The Loan Parties are bound by certain affirmative covenants setting forth actions that are required during the term of the Term Loan Agreement, including, without limitation, certain information delivery requirements, obligations to maintain certain insurance, and certain notice requirements. Additionally, the Loan Parties from time to time will be bound by certain restrictive covenants setting forth actions that are not permitted to be taken during the term of the Term Loan Agreement without prior written consent, including, without limitation, incurring certain additional indebtedness, entering into certain hedging contracts, consummating certain mergers, acquisitions or other business combination transactions, consummating certain dispositions of assets, making certain payments on subordinated debt, making certain investments, entering into certain transactions with affiliates, and incurring any non-permitted lien or other encumbrance on assets. The Term Loan Agreement also contains other customary provisions, such as confidentiality obligations and indemnification rights for the benefit of the Lender. The Company was in compliance with covenants of the Term Loan Agreement as of March 31, 2025.

For three months ended March 31, 2025 and 2024, the Company amortized $128,543 and $42,279 to interest expense related to deferred finance costs on the Term Loan Agreement. As of March 31, 2025, the principal balance on the Term Loan was $22,563,093, unamortized financing costs was $483,395 and accrued interest was $162,339. As of December 31, 2024, the principal balance on the Term Loan was $23,696,417, unamortized financing costs was $611,938 and accrued interest was $171,714.

Pledge and Security Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Pledge and Security Agreement on November 15, 2023 (the “Security Agreement”), whereby the Loan Parties granted a senior security interest to FIBT on all assets of the Loan Parties, except certain excluded assets described therein.

Guaranty Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Guaranty Agreement on November 15, 2023 (the “Guaranty Agreement”), whereby the Guarantors guaranteed payment and performance of all Loan Parties under the Term Loan Agreement.

Subordination Agreement

In connection with the Term Loan and the Seller Promissory Note, the Lenders, the sellers of Pogo and LHO (the “Sellers”) and the Company entered into a Subordination Agreement whereby the Sellers cannot require repayment, nor commence any action or proceeding at law or equity against the Company or the Lenders to recover any or all of the unpaid Seller Promissory Note until the Term Loan is repaid in full.

Seller Promissory Note

In connection with the Closing, OpCo issued the Seller Promissory Note to Pogo Royalty, LLC (“Pogo Royalty”) in the principal amount of $15,000,000 (the “Seller Note”). The Seller Note matures on May 15, 2024, bears an interest rate equal 12% per annum, and contains no penalty for prepayment. As the Seller Note was not repaid in full prior to its stated maturity date, OpCo will owe interest from and after default equal to the lesser of 18% per annum and the highest amount permissible under law, compounded monthly. The Seller Note is subordinated to the Term Loan as discussed above. Accrued interest on the Seller Note was $3,595,684 and $2,952,123 as of March 31, 2025 and December 31, 2024, respectively. As a result of the Subordination Agreement, the Company has classified the Seller Note as a long-term liability on the consolidated balance sheet.

Private Notes Payable

Prior to December 31, 2023, the Company entered into various unsecured promissory notes with existing investors of the Company for total principal of $5,434,000 (the “Private Notes Payable”). The Private Notes Payable bear interest at the greater of 15% or the highest rate allowed under law, and have a stated maturity date of the five-year anniversary of the closing of the MIPA. The investors may demand repayment beginning six months after the closing of the MIPA. The investors also received common stock warrants equal to the principal amount funded. Each warrant entitles the holder to purchase three quarters of one share of common stock at a price of $11.50. Each warrant became exercisable on the closing date of the MIPA and is exercisable through the five-year anniversary of the promissory note agreement date. The warrants also grant the holder a one-time redemption right to require the Company to pay the holder in cash equal to $1 per warrant 18 months following the closing of the MIPA, or May 15, 2025. Based on the redemption right present in these warrants, the warrants are accounted for as a liability in accordance with ASC 480 and ASC 815 and a debt discount on the Private Notes Payable, with the changes in fair value of the warrants recognize in the statement of operations.

During the year ended December 31, 2024, the Company and certain note holders, including White Lion, entered into exchange agreements (the “2024 Exchange Agreements”) whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes with an aggregate principal amount of $600,000. As a result of the exchange, which added a substantive conversion feature, the Company determined the exchange qualified for extinguishment accounting and recorded a loss on extinguishment of $88,660.

The Company is amortizing the debt discount through a period of nine months from the Closing Date. The Company recognized amortization of debt discount of $0 and $770,902 during the three months ended March 31, 2025 and 2024, respectively. Accrued interest on the promissory notes was $120,709 and $145,761 as of March 31, 2025 and December 31, 2024, respectively.

Convertible Notes Payable

During the year ended December 31, 2024, the Company and certain note holders entered into exchange agreements whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes. The Convertible notes have a maturity of three years after the issuance date, accrue interest at a rate of 7.5%, and are convertible into shares of Class A Common Stock at a rate of 90% multiplied by the average of the four lowest VWAP trading prices during the seven day trading period prior to the conversion date. The Company evaluated the instrument under ASC 480 and determined the instrument should be accounted for at fair value due to the variable share settlement. The Company estimated the fair value to be $698,620 at issuance of the notes payable, and revalues the convertible notes at each reporting period. During the three months ended March 31, 2025, an aggregate of $550,000 of principal on these notes and $10,492 of accrued interest, which combined had a fair value of $957,353 at the date of conversion, were converted into 841,336 shares of common stock. The Company estimated the fair value of the remaining convertible notes described above to be $63,756 and $891,364 as of March 31, 2025 and December 31, 2024, respectively, and recognized a loss on change in fair value of $129,746 during the three months ended March 31, 2025.

During the three months ended March 31, 2025, the Company and 16 of its Private Note Payable Investors (the “Exchange Investors”) entered into exchange agreements (the “2025 Exchange Agreements”) whereby the Exchange Investors exchanged their Old Notes and Old Warrants for convertible promissory notes (the “Convertible Notes”). The principal amounts of the Convertible Notes were determined by adding the original principal amount of the Old Notes and the number of Old Warrants. In connection with the 2025 Exchange Agreements, the Company issued Convertible Notes in the aggregate principal amount of $2,316,500 in exchange for Old Notes in the aggregate principal amount of $682,500 and 1,634,000 Old Warrants. The Company recognized a gain of $92,294 on the extinguishment of the Old Notes and Old Warrants.

The Convertible Notes mature on January 31, 2028 and accrue interest at a rate of 7.5% per annum. The Convertible Notes may be prepaid by the Company at any time, in whole or in part, without any premium or penalty. The Convertible Notes may be converted by the holders at any time after issuance into shares of Class A Common Stock at a conversion price equal to the greater of (a) $0.25 per share or (b) 90% multiplied by the average of the three lowest VWAPs of the Class A Common Stock over the ten trading days prior to conversion (the “Conversion Price”). If, at any time the Convertible Notes are outstanding, the Company issues or sells Class A Common Stock for no consideration or at a price lower than the then-current Conversion Price, then the Conversion Price of the Convertible Notes will be automatically reduced to the amount of consideration per share received by the Company in such sale or offering. In addition, so long as any Convertible Notes are outstanding, if the Company issues any security on terms more favorable than the Convertible Notes, then the Company must notify the holder and such more favorable term shall become a part of the Convertible Note, at the holder’s option

During the three months ended March 31, 2025, the Company issued 1,113,178 shares of Class A Common Stock for the conversion of $818,000 in convertible notes principal and $396 of accrued interest pursuant to the terms of the convertible notes.

Accrued interest on the convertible promissory notes was $23,429 and $11,590 as of March 31, 2025 and December 31, 2024, respectively.

Merchant Cash Advances

On December 4, 2024, the Company entered into a merchant cash advance agreement with a third party. The Company received $330,700 in cash proceeds. The Company will repay an aggregate of $497,000 on a weekly basis through July 2025. The difference between the proceeds received and the total repayment was recognized as debt discount, and is amortized through the maturity date. As of March 31, 2025 and December 31, 2024, the remaining balance owed on this advance was $231,928 and $447,299, respectively.

On March 18, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $617,500 and will repay an aggregate of $858,000 to the lender on a weekly basis through December 2025. As of March 31, 2025 the remaining balance owed on this advance was $815,100

As of March 31, 2025 and December 31, 2024, there was $272,912 and $222,916 of unamortized discount related to the merchant cash advances, and the Company recognized $208,224 of amortization of debt discount related to the advances.

Future Maturities of Long-term debt

The following summarizes the Company’s maturities of debt instruments:

Principal
12 months ended:
March 31, 2026	$8,927,309
March 31, 2027	17,582,812
March 31, 2028	16,562,257
Total	$43,072,378

NOTE 5 — LONG-TERM DEBT AND NOTES PAYABLE

The Company’s debt instruments are as follows:

	December 31, 2024	December 31, 2023
Senior Secured Term Loan	$23,696,417	$27,680,703
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	948,982	-
Convertible Notes Payable at fair value	891,363	-
Private loans	3,556,750	3,469,500
Total	44,093,512	46,150,203
Less: unamortized financing cost	(834,853)	(2,147,346)
Less: current portion including amortization	(9,080,910)	(6,516,651)
Long-term debt, net of current portion	$34,177,749	$37,486,206

Senior Secured Term Loan Agreement

In connection with the Closing, HNRA (for purposes of the Loan Agreement, the “Borrower”) and First International Bank & Trust (“FIBT” or “Lender”), OpCo, SPAC Subsidiary, EON, and LH Operating, LLC (for purposes of the Loan Agreement, collectively, the “Guarantors” and together with the Borrower, the “Loan Parties”), and FIBT entered into a Senior Secured Term Loan Agreement on November 15, 2023 (the “Loan Agreement”), setting forth the terms of a senior secured term loan facility in an aggregate principal amount of $28,000,000 (the “Term Loan”).

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used to (a) fund a portion of the purchase price, (b) partially fund a debt service reserve account funded with $2,600,000 at the Closing Date, (c) pay fees and expenses in connection with the purchase and the closing of the Term Loan and (e) other general corporate purposes. The Term Loan accrues interest at a per annum rate equal to the FIBT prime rate plus 6.5% and fully matures on the third anniversary of the Closing Date (“Maturity Date”). Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000. As of December 31, 2024, the Company had no such Excess Cash Flow and no additional repayment was required.

The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.

On the Closing Date, Borrower deposited $2,600,000 into a Debt Service Reserve Account (the “Debt Service Reserve Account”) and, within 60 days following the Closing Date, Borrower must deposit such additional amounts such that the balance of the Debt Service Reserve Account is equal to $5,000,000 at all times. The Debt Service Reserve Account may be used by Lender at any time and from time to time, in Lender’s sole discretion, to pay (or to supplement Borrower’s payments of) the obligations due under the Term Loan Agreement.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

The Term Loan Agreement contains affirmative and restrictive covenants and representations and warranties. The Loan Parties are bound by certain affirmative covenants setting forth actions that are required during the term of the Term Loan Agreement, including, without limitation, certain information delivery requirements, obligations to maintain certain insurance, and certain notice requirements. Additionally, the Loan Parties from time to time will be bound by certain restrictive covenants setting forth actions that are not permitted to be taken during the term of the Term Loan Agreement without prior written consent, including, without limitation, incurring certain additional indebtedness, entering into certain hedging contracts, consummating certain mergers, acquisitions or other business combination transactions, consummating certain dispositions of assets, making certain payments on subordinated debt, making certain investments, entering into certain transactions with affiliates, and incurring any non-permitted lien or other encumbrance on assets. The Term Loan Agreement also contains other customary provisions, such as confidentiality obligations and indemnification rights for the benefit of the Lender. The Company was in compliance with covenants of the Term Loan Agreement as of December 31, 2024.

For year ended December 31, 2024, the Company amortized $425,837 to interest expense related to deferred finance costs on the Term Loan Agreement. For the period from November 15, 2023 to December 31, 2023, the Company amortized $56,422 to interest expense. As of December 31, 2024, the principal balance on the Term Loan was $23,696,417, unamortized financing costs was $611,938 and accrued interest was $171,714. As of December 31, 2023, the principal balance on the Term Loan was $27,680,703, unamortized financing costs was $1,036,895 and accrued interest was $173,004.

Pledge and Security Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Pledge and Security Agreement on November 15, 2023 (the “Security Agreement”), whereby the Loan Parties granted a senior security interest to FIBT on all assets of the Loan Parties, except certain excluded assets described therein, including, among other things, any interests in the ORR Interest.

Guaranty Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Guaranty Agreement on November 15, 2023 (the “Guaranty Agreement”), whereby the Guarantors guaranteed payment and performance of all Loan Parties under the Term Loan Agreement.

Subordination Agreement

In connection with the Term Loan and the Seller Promissory Note, the Lenders, the Sellers and the Company entered into a Subordination Agreement whereby the Sellers cannot require repayment, nor commence any action or proceeding at law or equity against the Company or the Lenders to recover any or all of the unpaid Seller Promissory Note until the Term Loan is repaid in full.

Seller Promissory Note

In connection with the Closing, OpCo issued the Seller Promissory Note to EON Royalty in the principal amount of $15,000,000. The Seller Promissory Note matured on May 15, 2024, bears an interest rate equal 18% per annum, and contains no penalty for prepayment. The Seller Promissory Note is subordinated to the Term Loan as discussed above. Accrued interest on the Seller Promissory Note was $2,952,123 as of December 31, 2024. As a result of the Subordination Agreement, the Company has classified the Seller Promissory Note as a long-term liability on the consolidated balance sheet.

Private Notes Payable

Prior to December 31, 2023 the Company entered into various unsecured promissory notes with existing investors of the Company for total principal of $5,434,000 (the “Private Notes Payable”). The Private Notes Payable bear interest at the greater of 15% or the highest rate allowed under law, and have a stated maturity date of the five-year anniversary of the closing of the MIPA. The investors may demand repayment beginning six months after the closing of the MIPA. The investors also received common stock warrants equal to the principal amount funded. Each warrant entitles the holder to purchase three quarters of one share of common stock at a price of $11.50. Each warrant will become exercisable on the closing date of the MIPA and is exercisable through the five-year anniversary of the promissory note agreement date. The warrants also grant the holder a one-time redemption right to require the Company pay the holder in cash equal to $1 per warrant 18 months following the closing of the MIPA, or May 15, 2025. A total of 5,434,000 warrants were issued to these investors. Based on the redemption right present in these warrants, the warrants are accounted for as a liability in accordance with ASC 480 and ASC 815 and a debt discount on the Private Notes Payable, with the changes in fair value of the warrants recognize in the statement of operations.

During the year ended December 31, 2024, the Company received an additional $450,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those described above. The Company issued an additional 450,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements. There are a total of 5,884,000 warrants issued to these investors.

On November 13, 2023, the Company entered into exchange agreements (“Exchange Agreements”) with certain holders of Private Notes Payable, The Company issued 451,563 shares of Class A common stock to certain holders of the Private Notes Payable to settle aggregate principal of $2,089,500 and aggregate accrued interest of $168,271, and recognized a loss on extinguishment of $2,280,437 based on the fair value of the shares of common stock issued at the date of the Exchange Agreements.

During the year ended December 31, 2024, the Company and certain note holders, including White Lion, entered into exchange agreements whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes with an aggregate principal amount of $600,000. As a result of the exchange, which added a substantive conversion feature, the Company determined the exchange qualified for extinguishment accounting and recorded a loss on extinguishment of $88,660.

The Company is amortizing the debt discount through a period of nine months from the Closing Date. The Company recognized amortization of debt discount of $1,519,786 during the year ended December 31, 2024. The Company recognized amortization of debt discount of $1,135,131 during the period from November 15, 2023 to December 31, 2023. Accrued interest on the promissory notes was $145,761 and $158,801 as of December 31, 2024 and 2023, respectively.

Convertible Notes Payable

During the year ended December 31, 2024, the Company and certain note holders entered into exchange agreements whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes. The Convertible notes have a maturity of three years after the issuance date, accrue interest at a rate of 7.5%, and are convertible into Class A common shares at a rate of 90% multiplied by the average of the four lowest VWAP trading prices during the seven day trading period prior to the conversion date. The Company evaluated the instrument under ASC 480 and determined the instrument should be accounted for at fair value due to the variable share settlement. The Company estimate the fair value to be $698,620 at issuance of the notes payable, and estimated the fair value to be $891,364 as of December 31, 2024. The Company recognized a loss of $192,744 during the year ended December 31, 2024.

Accrued interest on the promissory notes was $11,590 as of December 31, 2024.

Predecessor Revolving Credit Facility

On June 25, 2019, the Predecessor entered into a credit agreement (the “Credit Agreement”) with a banking institution for a revolving credit facility (the “Predecessor Revolver”) that provided for a maximum facility amount of $50,000,000 and a letter of credit sublimit not to exceed ten percent of the available borrowing base. As of December 31, 2022, the Company had $26,750,000 of outstanding borrowings under the Revolver and $702,600 of letters of credit outstanding As of November 14, 2023, the balance of the Predecessor Revolver was $23,750,000. The Predecessor Revolver was not assumed by the Company in the MIPA, and was settled by the Sellers from its proceeds from the sale of EON to the Company.

Future Maturities of Long-term debt

The following summarizes the Company’s maturities of all debt instruments described above:

Principal
Fiscal year ended:
December 31, 2025	$9,303,826
December 31, 2026	5,072,930
December 31, 2027	29,425,393
December 31, 2028	—
Total	$43,802,149